Net Revenues by Geographic Region (Detail) - USD ($) $ in Millions	3 Months Ended		4 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenue, Major Customer [Line Items]
Total net sales	$ 333.5	$ 217.0	$ 65.6		$ 773.1	$ 530.1
Total cost of goods sold and operating expenses	350.8
Segment profit (loss)	(20.4)	$ (7.2)	$ (18.9)	$ 10.1	3.0	(48.0)
Total assets	2,223.2			$ 766.4	$ 766.4	$ 771.4
External Customer]
Revenue, Major Customer [Line Items]
Total net sales	333.5
Operating Segments
Revenue, Major Customer [Line Items]
Total net sales	349.5
Total cost of goods sold and operating expenses	366.8
Segment profit (loss)	(20.4)
Total assets	2,272.7
Operating Segments | Hanwha SolarOne
Revenue, Major Customer [Line Items]
Total net sales	189.5
Total cost of goods sold and operating expenses	186.8
Segment profit (loss)	6.3
Total assets	1,439.0
Operating Segments | Q-CELLS SE
Revenue, Major Customer [Line Items]
Total net sales	160.0
Total cost of goods sold and operating expenses	180.0
Segment profit (loss)	(26.7)
Total assets	833.7
Operating Segments | External Customer]
Revenue, Major Customer [Line Items]
Total net sales	333.5
Operating Segments | External Customer] | Hanwha SolarOne
Revenue, Major Customer [Line Items]
Total net sales	184.6
Operating Segments | External Customer] | Q-CELLS SE
Revenue, Major Customer [Line Items]
Total net sales	148.9
Operating Segments | Inter Segment
Revenue, Major Customer [Line Items]
Total net sales	16.0
Operating Segments | Inter Segment | Hanwha SolarOne
Revenue, Major Customer [Line Items]
Total net sales	4.9
Operating Segments | Inter Segment | Q-CELLS SE
Revenue, Major Customer [Line Items]
Total net sales	11.1
Intersegment Eliminations
Revenue, Major Customer [Line Items]
Total net sales	(16.0)
Total cost of goods sold and operating expenses	(16.0)
Total assets	(49.5)
Intersegment Eliminations | Inter Segment
Revenue, Major Customer [Line Items]
Total net sales	$ (16.0)